Share capital - Disclosure of shares issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of issued capital [Abstract]
Equity, opening balance	$ 35,950	$ 19,963
Issue of common shares	173,104	8,396
Exercise of warrants	232	1,905
Exercise of derivative warrants	29,953
Exercise of stock options	3,912	107
Equity, closing balance	$ 165,743	$ 35,950
Common shares
Reconciliation of number of shares issued [Abstract]
Number of shares issued, opening balance (in shares)	52,808	32,287
Issued pursuant to exercise of warrants (in shares)	85	1,001
Issued pursuant to exercise of derivative liability warrants (note 10) (in shares)	4,020	257
Issued pursuant to exercise of stock options (in shares)	1,494	40
Number of shares issued, closing balance (in shares)	84,052	52,808
Reconciliation of issued capital [Abstract]
Equity, opening balance	$ 299,815	$ 261,645
Issue of common shares	173,104	8,396
Exercise of warrants	297	2,852
Exercise of derivative warrants	29,953	1,852
Exercise of stock options	6,811	200
Equity, closing balance	$ 499,200	$ 299,815
Common shares | Public Offering
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)	25,645
Reconciliation of issued capital [Abstract]
Issue of common shares	$ 162,324
Common shares | Bought Deal Public Offering
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)		12,778
Reconciliation of issued capital [Abstract]
Issue of common shares		$ 19,574
Common shares | ATM Facilities
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)		3,445
Reconciliation of issued capital [Abstract]
Issue of common shares		$ 7,821
Common shares | June 22, 2016 Private Placement Offering
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)		3,000
Reconciliation of issued capital [Abstract]
Issue of common shares		$ 5,871